Cash, Cash Equivalents and Restricted Cash	12 Months Ended
Dec. 31, 2019
Cash and Cash Equivalents [Abstract]
Cash, Cash Equivalents and Restricted Cash
CASH, CASH EQUIVALENTS AND RESTRICTED CASH

(in thousands of $)	2019	2018
Cash and cash equivalents	129,005	54,932
Restricted cash	93	165
Cash, cash equivalents and restricted cash	129,098	55,097

The Company has $0.1 million of restricted cash as at December 31, 2019 (2018: $0.2 million). This is restricted by law for the Norwegian tax authorities in relation to social security of employees.